License Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
License Agreement [Abstract]
License Agreements
9. License Agreements
Biocept License Agreement
On September 7, 2023, the Company entered into a
Non-Exclusive
License and Services Agreement (the “Biocept Agreement”) with Biocept, Inc (“Biocept”), pursuant to which Biocept granted the Company a non-exclusive
license to use the Biocept proprietary cell enumeration test, CNsideTM (“CNside”). In exchange for the license, the Company issued to Biocept 53,381 unregistered shares, the fair value of which was $75,000. The Biocept Agreement also provides that if Biocept fully transfers the technology to the Company, a tech transfer and validation fee of $300,000 will be payable. In addition, the Company was granted an option for an exclusive worldwide license for $1,000,000 on or before December 31, 2024, to process and perform cell enumeration testing for treatments for other patients including those on the Company’s radiotherapeutic drugs.
On October 16, 2023, Biocept filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the United States Bankruptcy Code. See Note 12 for further information regarding the Company’s acquisition of substantially all right, title and interest in CNside.

UT Health Science Center at San Antonio (“UTHSCSA”) License Agreement
On December 31, 2021, the Company entered into a Patent and
Know-How
License Agreement (the “UTHSCSA License Agreement”) with The University of Texas Health Science Center at San Antonio (“UTHSCSA”), pursuant to which UTHSCSA granted the Company an irrevocable, perpetual, exclusive, fully paid-up
license, with the right to sublicense and to make, develop, commercialize and otherwise exploit certain patents, know-how
and technology related to the development of biodegradable alginate microspheres (“BAM”) containing nanoliposomes loaded with imaging and/or therapeutic payloads.
NanoTx License Agreement
On March 29, 2020, the Company and NanoTx, Corp. (“NanoTx”) entered into a Patent and
Know-How
License Agreement, pursuant to which NanoTx granted the Company an irrevocable, perpetual, exclusive, fully paid-up
license, with the right to sublicense and to make, develop, commercialize and otherwise exploit certain patents, know-how
and technology related to the development of radiolabeled nanoliposomes.
The transaction terms included an upfront payment of $0.4 million in cash and $0.3 million in the Company’s voting stock. The transaction terms also included success-based milestone and royalty payments contingent on key clinical, regulatory and sales milestones, as well as the requirement to pay 15% of any non-dilutive
monetary awards or grants received from external agencies to support product development of the nanoliposome encapsulated BMEDA-chelated radioisotope, which includes grants from CPRIT. As of March 31, 2024, the Company accrued $0.5 million of payments due to NanoTx as a result of the CPRIT grant received (see Note 7, Grant Revenue of the condensed financial statements for additional information).

7. License Agreements
Biocept License Agreement
On September 7, 2023, the Company entered into a
Non-Exclusive
License and Services Agreement (the “Biocept Agreement”) with Biocept, Inc (“Biocept”), pursuant to which Biocept granted the Company a non-exclusive
license to use the Biocept proprietary cell enumeration test, CNside
TM
. In exchange for the license, the Company issued to Biocept 53,381 unregistered shares, the fair value of which was $75,000. The Biocept Agreement also provides that if Biocept fully transfers the technology to the Company, a tech transfer and validation fee of $300,000 will be payable. In addition, the Company was granted an option for an exclusive worldwide license for $1,000,000 on or before December 31, 2024, to process and perform cell enumeration testing for treatments for other patients including those on the Company’s radiotherapeutic drugs.
On October 16, 2023, Biocept filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the United States Bankruptcy Code, making the full transfer of the Biocept technology to the Company unlikely. In addition, the Biocept Agreement is subject to provisions under the Bankruptcy Code.
UT Health Science Center at San Antonio (“UTHSA”) License Agreement
On December 31, 2021, the Company entered into a Patent and
Know-How
License Agreement (the “UTHSA License Agreement”) with UTHSA, pursuant to which UTHSA granted the Company an irrevocable, perpetual, exclusive, fully paid-up
license, with the right to sublicense and to make, develop, commercialize and otherwise exploit certain patents, know-how
and technology related to the development of biodegradable alginate microspheres (BAM) containing nanoliposomes loaded with imaging and/or therapeutic payloads.
Pursuant to the UTHSA License Agreement, the Company was required to make an upfront payment, which was recorded as in-process
research and development acquired in the statement of operations for the year ended December 31, 2021. The upfront payment of $0.3 million was paid in cash in January 2022.
NanoTx License Agreement
On March 29, 2020, the Company and NanoTx, Corp. (“NanoTx”) entered into a Patent and
Know-How
License Agreement (the “NanoTx License Agreement”), pursuant to which NanoTx granted the Company an irrevocable, perpetual, exclusive, fully paid-up
license, with the right to sublicense and to make, develop, commercialize and otherwise exploit certain patents, know-how
and technology related to the development of radiolabeled nanoliposomes.

The transaction terms included an upfront payment of $0.4 million in cash and $0.3 million in the Company’s voting stock. The transaction terms also included success-based milestone and royalty payments contingent on key clinical, regulatory and sales milestones, as well as the requirement to pay 15% of any non-dilutive
monetary awards or grants received from external agencies to support product development of the nanoliposome encapsulated BMEDA-chelated radioisotope, which includes grants from the Cancer Prevention & Research Institute of Texas (“CPRIT”). As of December 31, 2023, the Company accrued $0.5 million of payments due to NanoTx as a result of the CPRIT grant received (Note 9).